Schedule 1 - Condensed Financial Statements of the Company - Statements of Income and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
General and administrative expenses	$ 82,096	¥ 534,145	¥ 481,947	¥ 448,989
Investment Income, Interest	3,980	25,891	6,901	57,206
Net income		449,228	157,047	210,086
Foreign currency translation adjustments	(1,639)	(10,664)	2,177	6,153
Changes in fair value of short term investments	(97)	(632)	632
Comprehensive income attributable to the Company's shareholders	67,503	439,195	121,945	253,806
Parent Company [Member]
General and administrative expenses	(682)	(4,435)	(9,938)	(19,839)
Investment Income, Interest	343	2,229	8,271	15,913
Equity in earnings of subsidiaries	69,384	451,434	158,714	214,012
Net income	69,045	449,228	157,047	210,086
Foreign currency translation adjustments	(1,639)	(10,664)	2,177	6,153
Changes in fair value of short term investments	(97)	(632)	632
Share of other comprehensive income (loss) of affiliates	194	1,263	(37,911)	37,567
Comprehensive income attributable to the Company's shareholders	$ 67,503	¥ 439,195	¥ 121,945	¥ 253,806